Derivative Financial Instruments	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Derivative Financial Instruments
NOTE 18.	DERIVATIVE FINANCIAL INSTRUMENTS
PEMEX faces market risk caused by the volatility of hydrocarbon prices, exchange rates and interest rates, credit risk associated with investments and financial derivatives, as well as liquidity risk. In order to monitor and manage these risks, PEMEX has approved general provisions relating to financial risk management, which are comprised of policies and guidelines that promote an integrated framework for risk management, regulate the use of DFIs, and guide the development of risk mitigation strategies.

This regulatory framework establishes that DFIs should be used only for the purpose of mitigating financial risk. The use of DFIs for any other purpose must be approved in accordance with PEMEX’s current internal regulation. PEMEX has a Financial Risk Working Group (FRWG) which is a specialized working group with decision-making authority on financial risk exposure, financial risk mitigation schemes, and DFIs trading of Petróleos Mexicanos, the subsidiary entities, and where applicable, the subsidiary companies.
Approved DFIs are mainly traded on the OTC (Over the Counter) market; however, exchange traded instruments may also be used. In the case of PMI Trading, DFIs are traded on
CME-Clearport.
The different types of DFIs that PEMEX trades are described below in the subsections corresponding to each risk type and as related to the applicable trading markets.
One of PEMEX’s policies is to contribute minimizing the impact that unfavorable changes in financial risk factors have on its financial results by promoting an adequate balance between incoming cash flows from operations and outgoing cash flows related to its liabilities.
As part of the regulatory framework for financial risk management, PEMEX has established the eligible counterparties with which it may trade DFIs and other financial instruments.
In addition, certain PMI companies have implemented a regulatory framework for risk management with respect to its activities, which consists of policies, guidelines and procedures to manage the market risk associated with its commodity trading activities in accordance with industry best practices, such as: 1) the use of DFIs for financial risk mitigation purposes; 2) the segregation of duties; 3) valuation and monitoring mechanisms, such as the generation of a daily portfolio risk report, value at risk (“VaR”) computation; and 4) VaR limits, both at a global and business unit level and the implementation of stop loss mechanisms.
Given that PEMEX’s outstanding DFIs have been entered into for risk mitigation purposes, particularly with economic hedging purposes, there is no need to establish and monitor market risk limits.
For those portfolios with an open market risk exposure, PEMEX’s financial risk management regulatory framework establishes the implementation and monitoring of market risk metrics and limits (such as VaR, among others).
PEMEX has also established credit guidelines for DFIs that Pemex Industrial Transformation offers to its domestic customers, which include the use of guarantees and credit lines. For exchange traded DFIs, PEMEX trades under the margin requirements of the corresponding exchange market, and therefore does not have internal policies for these DFIs.
DFIs held with financial counterparties do not require collateral exchange clauses. Notwithstanding, PEMEX’s regulatory framework promotes credit risk mitigation strategies such as collateral exchange.
PEMEX does not have an independent third party to verify compliance with these internal standards; however, PEMEX has internal control procedures that certify compliance with existing policies and guidelines.

A.	Risk Management

I.	Market Risk

i.	Interest rate risk
PEMEX is exposed to fluctuations in floating interest rate liabilities. PEMEX is exposed to U.S. dollar LIBOR and to Mexican peso TIIE. As of December 31, 2019, approximately 15.3% of PEMEX’s total net debt outstanding (including DFIs) consisted of floating rate debt.
Occasionally, for strategic reasons or in order to offset the expected inflows and outflows, PEMEX has entered into interest rate swaps. Under its interest rate swap agreements, PEMEX acquires the obligation to make payments based on a fixed interest rate and is entitled to receive floating interest rate payments based on LIBOR, TIIE or a rate referenced to or calculated from TIIE.
As of December 31, 2019, Petróleos Mexicanos was a party to four interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $1,178,750 at a weighted average fixed interest rate of 2.35% and a weighted average term of 5.3 years.
Similarly, in order to eliminate the volatility associated with variable interest rates of long-term financing operations, PMI NASA has also executed four interest rate swap agreements denominated in U.S. dollars for an aggregate notional amount of U.S. $40,783, at a weighted average fixed interest rate of 4.17% and a weighted average term of 2.4 years.
Moreover, PEMEX invests in pesos and U.S. dollars in compliance with applicable internal regulations, through portfolios that have different purposes that seek an adequate return subject to risk parameters that reduce the probability of capital losses. The objective of the investments made through these portfolios is to meet PEMEX’s obligations payable in pesos and U.S. dollars.
The investments made through PEMEX’s portfolios are exposed to domestic and international interest rate risk and credit spread risk derived from government and corporate securities, and inflation risk arising from the relationship between UDIs and pesos. However, these risks are mitigated by established limits on exposure to market risk.
IBOR reference rates transition
As of 2022, as a result of the decision made by the Financial Stability Board (FSB), the Interbank Offered Rates (IBORs), such as the LIBOR in dollars or the EURIBOR in euros, will cease to be published and are expected to be replaced by alternative reference rates based on risk-free rates obtained from market operations.
Therefore, PEMEX has identified and is reviewing contracts expiring after December 31, 2021, that could have an impact derived from the change in the aforementioned rates. To the date, PEMEX is monitoring the evolution of the IBORs transition in the market, to anticipate any negative impact that these changes could have.
PEMEX has a reduced number of financial instruments referenced to floating rates in U.S. dollars and euros with maturity after December 2021. This portfolio is composed of debt instruments and DFI as shown below:

Notional Amounts	Euros	U.S. $
( in thousands of each Currency )
Debt	(650,000)	(5,424,910)
DFI
Interest Rate Swaps		733,750
Cross-currency Swaps	650,000	(1,254,259)
figures not audited

Once the alternative reference rates are defined, and therefore the new discount curves, PEMEX will be able to estimate the impact that such changes will have on financial instruments’ market value and financial cost.

ii.	Exchange rate risk
Most of PEMEX’s revenues are denominated in U.S. dollars, a significant amount of which is derived from exports of crude oil and petroleum products, which are priced and payable in U.S. dollars. Additionally, PEMEX’s revenues from domestic sales of gasoline and diesel net of IEPS Tax, tax duties, incentives, and other related taxes, as well as domestic sales of natural gas and its byproducts, LPG and petrochemicals, are referenced to international U.S. dollar-denominated prices.
PEMEX’s expenses related to hydrocarbon duties are calculated based on international U.S. dollar-denominated prices and the cost of hydrocarbon imports that PEMEX acquires for resale in Mexico or use in its facilities are indexed to international U.S. dollar-denominated prices. By contrast, PEMEX’s capital expenditure and operating expenses are established in pesos.
As a result of this cash flow structure, the depreciation of the peso against the U.S. dollar increases PEMEX’s financial balance. The appreciation of the peso relative to the U.S. dollar has the opposite effect. PEMEX manages this risk without the need for hedging instruments, because the impact on PEMEX’s revenues of fluctuations in the exchange rate between the U.S. dollar and the peso is offset in whole or in part by its impact on its obligations.
PEMEX prioritizes debt issuances denominated in U.S. dollars; nonetheless, this is not always achievable, hence
non-U.S.
dollar denominated debt issued in international currencies is hedged through DFIs to mitigate their exchange rate exposure, either by swapping it into U.S. dollars or through other derivative structures. The rest of the debt is denominated in pesos or in UDIs, and for the debt denominated in UDIs, it has been converted into pesos through DFIs in order to eliminate the inflationary risk exposure.
As a consequence of the above, PEMEX’s debt issued in international currencies other than U.S. dollars has exchange rate risk mitigation strategies. PEMEX has selected strategies that further seek to reduce its cost of funding by leaving, in some cases, part of this exchange rate exposure unhedged when assessed as appropriate.
The underlying currencies of PEMEX’s DFIs are the euro, Swiss franc, Japanese yen and pounds sterling against the U.S. dollar and UDIs against the peso.
As of December 31, 2019, PEMEX did not enter into any DFIs, since no debt in currencies other than U.S. dollars or pesos was issued.

Nonetheless, during 2019 PEMEX carried out the restructure of a cross-currency swap which had a recouponing provision. This DFI hedged the exchange rate exposure of a €725,000 with maturity in 2025. For this restructure PEMEX entered into, without cost, three options structures called “Seagull Options” to hedge the same notional risk as the original swap. These structures protect the short exposure in euros against an appreciation of the euro versus the U.S. dollar in a specific range and result in a benefit if the euro depreciates up to a certain exchange rate. Additionally, in order to mitigate the exchange rate risk derived from the coupons, PEMEX entered into only coupon swaps for the same notional amount. These allowed to eliminate the recouponing provision without cost.
During 2018, PEMEX entered into various cross-currency swaps to hedge inflation risk arising from debt obligations denominated in UDIs for an aggregate notional amount of Ps. 6,844,866.
Additionally, in 2018, PEMEX entered into, without cost, structures which are composed of a cross-currency swap and the sale of a call option, in order to hedge the notional risk of four debt issues in euros for an aggregate notional amount of € 3,150,000, and an issue of debt in Swiss francs for Fr. 365,000, guaranteeing complete protection up to a certain exchange rate and partial protection above that level.
PEMEX recorded a total net foreign exchange gain of Ps. 86,930,388, Ps. 23,659,480 and Ps. 23,184,122, for the years ended December 31, 2019, 2018 and 2017, respectively; these amounts include the unrealized foreign exchange gain associated with debt of Ps. 75,967,395, Ps. 19,762,208 and Ps. 16,685,439 for the years ended December 31, 2019, 2018 and 2017, respectively. The appreciation of the peso during 2019, 2018 and 2017 caused a total net foreign exchange gain because a significant part of PEMEX’s debt, 88.87% (principal only) as of December 31, 2019 is denominated in foreign currency. Unrealized foreign exchange gains and losses do not impact PEMEX’s cash flows. Due to the cash flow structure described above, the depreciation of the peso relative to the U.S. dollar does not affect PEMEX’s ability to meet U.S. dollar-denominated financial obligations and improves PEMEX’s ability to meet peso-denominated
financial obligations. On the other hand, the appreciation of the peso relative to the U.S. dollar may increase PEMEX’s peso debt service costs on a U.S. dollar basis.
Certain of the PMI companies face market risks generated by fluctuations in foreign exchange rates. In order to mitigate these risks, the boards of directors of several of these companies have authorized a policy which stipulates that no more than 5% of a company’s total financial assets may be denominated in a currency other than its functional currency, unless the company owes a duty or expected payment in a currency other than its functional one. Accordingly, some PMI companies will, from time to time, enter into DFIs in order to mitigate the risk associated with financing operations denominated in currencies other than their respective functional currency.
Finally, a significant amount of PMI Trading’s income and expenses, including the cost of sales and related sales costs, is derived from the trade of refined products, petrochemicals and gas liquids to PEMEX subsidiaries and third parties, whose prices are determined and are payable in U.S. dollars. PMI Trading’s exposure to foreign currency risk results primarily from the need to fund tax payments denominated in domestic currency, as well as from certain related sales costs denominated in domestic currency.
PMI Trading believes it can adequately manage the risk created by the payment of taxes in domestic currency without the need to enter into hedging instruments because the exposure to this risk is marginal relative to the total flows of U.S. dollar. In addition, in the event that a potential foreign exchange risk arises in connection with a commercial transaction, PMI Trading may implement risk mitigation measures by entering into DFIs.

iii.	Hydrocarbon Price Risk
PEMEX periodically assesses its revenues and expenditures structure in order to identify the main market risk factors that PEMEX’s cash flows are exposed to in connection with international hydrocarbon prices. Based on this assessment, PEMEX monitors its exposure to the most significant risk factors and quantifies their impact on PEMEX’s financial balance.
PEMEX’s exports and domestic sales are directly or indirectly related to international hydrocarbon prices. Therefore, PEMEX is exposed to fluctuations in these prices. In terms of crude oil and natural gas, part of this risk is transferred to the Mexican Government under PEMEX’s current fiscal regime.
PEMEX’s exposure to hydrocarbon prices is partly mitigated by natural hedges between its inflows and outflows.
Additionally, PEMEX continuously evaluates the implementation of risk mitigation strategies, including those involving the use of DFIs, taking into consideration their operative and budgetary feasibility.
In 2017, the Board of Directors of Petróleos Mexicanos approved the establishment of an Annual Oil Hedging Program. Since then, PEMEX has implemented hedging strategies to partially protect its cash flows from falls in the Mexican crude oil basket price below the one established in the Federal Revenue Law.
During the second half of 2017, PEMEX entered into a crude oil hedge for fiscal year 2018, pursuant to which PEMEX hedged 440 thousand barrels per day from January to December of fiscal year 2018, for U.S. $449,898.
Afterwards, during 2018, PEMEX entered into a crude oil hedge for fiscal year 2019, pursuant to which PEMEX hedged 320 thousand barrels per day for the period between December 2018 and December 2019, for U.S. $149,588.
Finally, during 2019 PEMEX entered into a crude oil hedge for fiscal year 2020, pursuant to which PEMEX hedged 243 thousand barrels per day for the period between December 2019 and December 2020, for U.S. $178,268.
In addition to supplying natural gas, Pemex Industrial Transformation offers DFIs to its domestic customers in order to provide them with support to mitigate the risk associated with the volatility of natural gas prices. Until 2016, Pemex Industrial Transformation entered into DFIs with Mex Gas Supply, S.L. under the opposite position to those DFIs offered to its customers in order to mitigate the market risk it bears under such offered DFIs. Mex Gas Supply, S.L. then transferred the related price risk derived from the DFI position held with Pemex Industrial Transformation to international financial counterparties by entering into these opposite position DFIs with such parties. As of 2017, Pemex Industrial Transformation must enter into DFIs with Petróleos Mexicanos under the opposite position to those DFIs offered to its customers, thereby replacing Mex Gas Supply, S.L. However, as of December 31, 2019, no DFIs have been carried out under this mechanism.
As of December 31, 2019, Pemex Industrial Transformation did not have any DFIs to report since all the DFIs of its portfolios expired on December 2, 2019. During 2017, 2018 and 2019 Pemex Industrial Transformation maintained a negligible or even null exposure to market risk due to the mechanism explained above. DFI portfolios have VaR and CaR limits in order to limit market risk exposure in case of entering into new trades.

PMI Trading faces market risk generated by the terms of the purchase and sale of refined products and natural gas liquids, as well as the volatility of oil prices. Accordingly, it frequently enters into DFIs in order to mitigate this risk, thereby reducing the volatility of its financial results.

iv.	Market risk quantification
The quantification of market risk exposure in PEMEX’s financial instruments is presented below, in accordance with the applicable international risk management practices.
Interest rate risk quantification
The quantification of interest rate risk of investment portfolios is carried out by using the one-day
horizon historical VaR, with a confidence level of 95%, over a period of one year. The VaR incorporates interest rate and spread risks. In addition, for portfolios in domestic currency, the VaR includes the inflation risk embedded in securities denominated in UDI. For portfolio management purposes, interest rate risk is mitigated by VaR limits.
As of December 31, 2019, the VaRs of PEMEX’s investment portfolios were Ps. (17.90) for the Peso Treasury Portfolio, Ps. 0.00 for the Fondo Laboral Pemex Portfolio (“FOLAPE”), and U.S. $ 0.00 for the U.S. Dollar Treasury Portfolio.
In addition to the exposure to interest rate fluctuations of the DFIs in which PEMEX is obligated to pay floating rates, PEMEX’s DFIs are exposed to MtM volatility as a result of changes in the interest rate curves used in their valuation.
Interest rate risk quantification was calculated for DFIs in conjunction with the interest rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to a parallel shift of 10 basis points (bp) over the zero coupon rate curves. The 10bp parallel shift may be used to estimate in a simple manner the impact for proportional values to this shift and was selected in accordance with market practices for financial risk management.
For the debt portfolio, interest rate risk sensitivity was calculated taking into account both the DFI interbank market yield curves and the PEMEX curves (which were also used to estimate the debt portfolios’ fair value). These metrics were calculated solely for informational purposes and are not used for portfolio management purposes because PEMEX does not intend to prepay its debt or terminate its DFIs early. Therefore, there is no interest rate risk arising from fixed rate obligations.

Interest rate and currency DFIs
Interest rate sensitivity to + 10 bp

	Interbank Yield Curves			PEMEX Curves
Currency	Sensitivity debt	Sensitivity DFIs	Sensitivity net	Sensitivity debt
in thousands U.S. dollars
CHF	2,539	(2,348)	192	2,404
Euro	86,317	(72,484)	13,833	69,048
Pound Sterling	5,059	(4,752)	307	4,426
Yen	6,488	(2,784)	3,704	5,404
Peso	24,523	743	25,266	20,770
UDI	16,463	(13,326)	3,137	12,754
U.S. dollar	1,113,697	239,182	1,352,879	497,419
		figures not audited
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements for the years ended December 31, 2019, 2018 and 2017, in which PEMEX assumed either an increase or decrease of 25 basis points in the floating interest rates of its debt and corresponding hedges.
At December 31, 2019, 2018 and 2017, had market interest rates been 25 basis points higher, with all other variables remaining constant, net loss for the year would have been Ps. 644,506, Ps. 649,339 and Ps. 704,011 higher for December 31, 2019, 2018 and 2017, respectively, primarily as a result of an increase in interest expense. Conversely, had market interest rates been 25 basis points lower, net loss for the year would have been Ps. 644,506, Ps. 649,339 and Ps. 704,011 lower at December 31, 2019, 2018 and 2017, respectively, primarily as a result of a decrease in interest expense.
Exchange rate risk quantification
The investments of PEMEX’s portfolios do not face foreign exchange rate risk because the funds of such portfolios are used to meet obligations in pesos and U.S. dollars.
Currency DFIs are entered into in order to hedge exchange rate risk arising from debt flows in currencies other than pesos and U.S. dollars or inflation risk arising from debt flows in UDIs. However, due to the accounting treatment, net income is exposed to mark-to-market
volatility as a result of changes in the exchange rates used in their valuation.
Exchange rate risk quantification was calculated for DFIs in conjunction with the exchange rate risk quantification for the debt portfolio. The following table shows the sensitivity of PEMEX’s DFIs and debt portfolio to an increase of 1% to the exchange rates of currencies against the U.S. dollar. The 1% may be used to estimate in a simple manner the impact for proportional values to this increase and was selected in accordance with market practices for financial risk management.
For the debt portfolio, exchange rate risk sensitivity was calculated taking into account both, interbank market yield curves and the PEMEX curves. In addition, the table shows the one-day
horizon historical VaR of the remaining open position, with a confidence level of 95%, over a period of one year. These metrics were calculated solely for informational purposes. Nevertheless, in order to carry out management activities related to its debt portfolio, PEMEX periodically conducts quantitative analyses in order to estimate the exchange rate risk exposure generated by its debt issuances. Based on these analyses, PEMEX has elected to enter into DFIs as an exchange rate risk mitigation strategy. These DFIs along with the debt that they hedge are shown in the following table:

Interest rate and currency DFIs
Exchange rate sensitivity +1% and VaR 95%

	Interbank Yield Curves				PEMEX Curves
	Sensitivity	Sensitivity	Sensitivity	VaR 95%	Sensitivity
Currency	Debt	DFIs	Net	Net	Debt
in thousands U.S. dollars
CHF	(12,121)	12,082	(39)	(24)	(11,763)
Euro	(198,642)	140,860	(57,782)	(29,721)	(174,649)
Pound Sterling	(12,636)	12,586	(50)	(50)	(11,533)
Yen	(16,990)	9,021	(7,969)	(4,756)	(15,349)
Peso	(119,360)	(21,478)	(140,838)	(113,622)	(111,585)
UDI	(23,230)	23,230	0	0	(19,745)
figures not audited
As shown in the table above, exchange rate risk derived from debt denominated in currencies other than pesos and U.S. dollars is almost fully hedged by DFIs. The exchange rate risk exposure to the Swiss franc, euro, pound sterling and Japanese yen is a result of the delta of the structures described above (Seagull Options and Calls), and considering the current exchange rate levels, represents a lower funding cost than the hedging strategies carried out through swaps.
In addition, PEMEX performed a retrospective sensitivity analysis of the impact on its financial statements of the years ended December 31, 2019, 2018 and 2017, in which PEMEX assumed either an increase or decrease of 10% in the exchange rate between the U.S. dollar and peso in order to determine the impact on net income and equity as a result of applying these new rates to the monthly balances of assets and liabilities denominated in U.S. dollars.
At December 31, 2019, 2018 and 2017, had the peso depreciated against the U.S. dollar by 10% with other variables remaining constant, net income would have been Ps.180,408, Ps.192,025 and Ps. 149,669 lower, respectively, primarily as a result of an increase in the exchange rate losses. However, had the peso appreciated against the U.S. dollar by 10%, net income for the period would have increased by Ps.180,408, Ps. 192,025 and Ps. 149,669, respectively, primarily as a result of the decrease in exchange rate losses.
Hydrocarbon price risk quantification
Pemex Industrial Transformation occasionally faces market risk due to open positions arising from the mismatch between the DFI portfolio offered to domestic customers and hedges with international counterparties. As of December 31, 2019, Pemex Industrial Transformation’s natural gas DFI portfolios had no market risk exposure.
Open market risk exposure would be measured using the
20-day
Delta-Gamma VaR methodology, with a confidence level of 95%, based on 500 daily observations; VaR and CaR would be monitored and mitigated by pre-established
limits.
It should be noted that sensitivity analyses were not carried out for other financial instruments, such as accounts receivable and payable (as defined in the financial reporting standards). Such accounts are cleared in short-term, and therefore market risk is considered to be nonexistent. Most of these accounts are related to hydrocarbon prices.

In accordance with the risk management regulatory framework that PMI Trading has implemented, VaR and the change in profit and loss by portfolio are calculated daily and compared to the maximum applicable limits in order to implement risk mitigation mechanisms as necessary.
PMI Trading’s global VaR associated with commodities market risk was U.S. $(15,016) as of December 31, 2019. This VaR was calculated using the historical method with a 99% confidence level, two-year
history and a
one-day
horizon. The minimum VaR recorded on the year was U.S. $(4,177) (registered on January 29, 2019) and the maximum VaR recorded on the year was U.S. $(20,821) (registered on August 2, 2019). As of December 31, 2018, the global VaR was U.S. $(8,687).
The quantification of crude oil price risk is carried out by using the one-day
horizon historical VaR, with a confidence level of 95%, over a period of one year. As of December 31, 2019, this was U.S.$ (11,361).

II.	Credit Risk
When the fair value of a DFI is favorable to PEMEX, PEMEX faces the risk that the counterparty will not be able to meet its obligations. PEMEX monitors its counterparties’ creditworthiness and calculates the credit risk exposure for its DFIs. As a risk mitigation strategy, PEMEX only enters into DFIs with major financial institutions with a minimum credit rating of
BBB-.
These ratings are issued and revised periodically by risk rating agencies. Furthermore, PEMEX seeks to maintain a diversified portfolio of counterparties.
In order to estimate PEMEX’s credit risk exposure to each financial counterparty, the potential future exposure is calculated by projecting the risk factors used in the valuation of each DFI in order to estimate the MtM value for different periods, taking into account any credit risk mitigation provisions.
Moreover, PEMEX has entered into various long-term cross-currency swaps agreements with “recouponing” provisions (pursuant to which the payments on the swaps are adjusted when the MtM exceeds the relevant threshold specified in the swap), thereby limiting the exposure to its counterparties to a specific threshold amount, as well as the counterparties’ exposure to PEMEX. The specified thresholds were reached in three cross-currency swaps during 2019, which were used to hedge the exchange rate exposure to the euro and to the pounds sterling, and in seven cross-currency swaps during 2018, which were used to hedge the exchange rate exposure to the euro and to the pounds sterling. This resulted in the cash settlement of such swaps and the resetting of swap terms to return their mark-to-market
value to zero. During 2019, PEMEX did not enter into any cross-currency swap with these characteristics.
In addition, PEMEX has entered into long-term DFIs with mandatory early termination clauses (pursuant to which, at a given date and irrespective of the current MtM, the DFI will terminate and settle at the corresponding MtM, and PEMEX can either enter into a new DFI with the same counterparty or a new counterparty), which reduces the credit risk generated by the term of the DFI by bounding it to a specific date. As of December 31, 2019, PEMEX has entered into two Japanese yen Seagull Option structures, with early termination clauses in 2021.
According to IFRS 13 “Fair Value Measurement,” the fair value or MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.

For each DFI, the CVA is calculated by determining the difference between the MtM and the estimated MtM adjusted for credit risk. In determining the credit risk, the CVA method takes into account the current market perception about the credit risk of both counterparties, using the following inputs: a) the MtM projection for each payment date based on forward yield curves; b) the implied default probability obtained from both, PEMEX and the counterparty’s credit default swaps, at each payment date; and c) the default recovery rates of each counterparty.
The current and potential exposures, aggregated by credit rating, are as follows:
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current	Less than 1 year	1-3 years	3-5 years	5-7 years	7-10 years	More than 10 years
in thousands U.S. dollars
A+	(72,209)	742,962	854,567	475,113	339,170	131,657	—
A	(130,249)	522,461	612,378	578,755	178,066	165,637	—
A-	(27,245)	136,227	8,981	—	—	—	—
BBB+	30,782	1,466,768	2,061,585	2,182,363	2,260,625	1,163,814	628,498
BBB	11,789	17,647	17,870	—	—	—	—
BBB-	(96,518)	132,334	290,902	266,888	228,173	164,372	—
						Figures not audited
PEMEX also faces credit risk derived from its investments. As of December 31, 2019, the notional amounts of investments in domestic currency, organized by the credit ratings of the issuances, were as follows:

Credit rating of issuances*	Notional amount
mxAAA	Ps.	100,368
Figures not audited

*	Minimum S&P, Moody’s and Fitch credit rating in National Credit Rating Scale.
The table above does not include domestic currency Mexican Government bonds since, given the current credit rating, the default probability in this currency is zero according to the default’s frequency matrices from rating agencies.

Furthermore, by means of its credit guidelines for DFI operations, Pemex Industrial Transformation significantly reduces its credit risk exposure related to the DFIs.
In order to qualify for these DFIs, Pemex Industrial Transformation’s customers must be party to a current natural gas supply contract and sign a domestic master derivative agreement.
Additionally, beginning on October 2, 2009, DFIs with these customers must be initially secured by cash deposits, letters of credit or other collateral provisions, as required. In accordance with these guidelines, in the event that a client does not meet its payment obligations, DFIs related to this client would be terminated, rights to collateral are exercised and, if the collateral was insufficient to cover the fair value, natural gas supply would be suspended until the payment is made.
On August 20, 2014, certain amendments to the credit guidelines were enacted, which allowed
Pemex-Gas
and Petrochemicals, and now Pemex Industrial Transformation, to offer to its clients with an adequate credit rating, based on an internal financial and credit assessment, DFIs with an exemption from collateral requirements up to certain amount through a credit line approved by the credit committee. Moreover, if the credit line is insufficient to cover each client’s exposure, the client is obligated to deposit collateral. If a client suffers an event of default, DFIs related to this client are terminated early and natural gas supply is suspended until the payment is made.
As of December 31, 2019, Pemex Industrial Transformation had no DFIs since all the DFIs of its portfolios expired on December 2, 2019.As such, once the total settlement of the operations was carried out, the exempt credit lines expired and the guarantees deposited by the clients were entirely returned.
PMI Trading’s credit risk associated with DFI transactions is mitigated through the use of futures and standardized instruments that are cleared through
CME-Clearport.

III.	Liquidity Risk
PEMEX’s main internal source of liquidity comes from its operations. Additionally, through its debt planning and the purchase and sale of U.S. dollars, PEMEX currently preserves a cash balance at a level of liquidity in domestic currency and U.S. dollars that is considered adequate to cover its investment and operating expenses, as well as other payment obligations, such as those related to DFIs.
In addition, as of December 31, 2019, PEMEX has acquired committed revolving credit lines in order to mitigate liquidity risk, two of which provide access to Ps. 28,000,000 and Ps. 9,000,000 with expiration dates in November 2022 and November 2023, respectively; and two others that each provide access to U.S. $1,950,000 and U.S. $5,500,000 with expiration dates in January 2021 and June 2024, respectively.
Finally, the investment strategies of PEMEX’s portfolios are structured by selecting time horizons that consider each currency’s cash flow requirements in order to preserve liquidity.

Certain PMI companies mitigate their liquidity risk through several mechanisms, the most important of which is the centralized treasury, which provides access to a syndicated credit line for up to U.S. $700,000 and cash surplus capacity in the custody of the centralized structure. In addition, certain PMI companies have access to bilateral credit lines from financial institutions for up to U.S. $743,000.
These companies monitor their cash flow on a daily basis and protect their creditworthiness in the financial markets. Liquidity risk is mitigated by monitoring the maximum/minimum permissible financial ratios as set forth in the policies approved by each company’s board of directors.
The following tables show the cash flow maturities as well as the fair value of PEMEX’s debt and DFI portfolios as of December 31, 2019 and 2018. It should be noted that:

•	For debt obligations, these tables present principal cash flow and the weighted average interest rates for fixed rate debt.

•	For interest rate swaps, cross-currency swaps and currency options, these tables present notional amounts and weighted average interest rates by expected (contractual) maturity dates.

•	Weighted average variable rates are based on implied forward rates obtained from the interbank market yield curve at the reporting date.

•	For natural gas DFIs, volumes are presented in millions of British thermal unit (MMBtu), and fixed average and strike prices are presented in U.S. dollars per MMBtu.

•	For crude oil, volumes are presented in millions of barrels, and fixed average and strike prices are presented in U.S. dollars per barrel.

•	DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg and Proveedor Integral de Precios, S.A. de C.V. (“PIP”).

•
For PMI Trading, the prices used in commercial transactions and DFIs are published by reputable sources that are widely used in international markets, such as
CME-NYMEX,
Platts and Argus, among others.

•
Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon
yield curve in the original currency, or through other standard methodologies commonly used in financial markets for specific instruments.

•	For all instruments, the tables are based on the contract terms in order to determine the future cash flows that are categorized by expected maturity dates.

Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2019
(1)

	Year of expected maturity date
	2020		2021		2022		2023		2024		2025 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	52,874,594	Ps.	36,474,941	Ps.	36,288,484	Ps.	51,814,555	Ps.	24,377,105	Ps.	959,097,000	Ps.	1,160,926,679	Ps.	1,233,260,685
Average interest rate (%)														6.2535%
Fixed rate (Japanese yen)		—		—		—		5,202,000		—		13,848,692		19,050,692		17,812,094
Average interest rate (%)														1.3483%
Fixed rate (pound sterling)		—		—		8,725,102		—		—		11,157,892		19,882,994		21,733,929
Average interest rate (%)														5.7247%
Fixed rate (pesos)		10,009,595		20,004,204		1,999,293		—		57,381,081		30,985,764		120,379,937		114,148,170
Average interest rate (%)														7.4867%
Fixed rate (UDIs)		5,137,194		4,183,481		—		—		—		32,067,846		41,388,521		37,209,163
Average interest rate (%)														4.0514%
Fixed rate (euros)		27,490,652		36,993,461		33,752,122		29,564,507		26,321,684		136,705,664		290,828,090		314,159,720
Average interest rate (%)														3.7095%
Fixed rate (Swiss francs)		11,669,169		2,920,578		—		7,081,249		—		—		21,670,996		22,167,273
Average interest rate (%)														1.6996%

Total fixed rate debt		107,181,204		100,576,665		80,765,001		93,662,311		108,079,870		1,183,862,858		1,674,127,909		1,760,491,034

Variable rate (U.S. dollars)		37,129,938		14,165,499		23,671,360		10,931,702		53,275,137		14,051,426		153,225,062		153,747,749
Variable rate (Japanese yen)		11,097,600		—		—		—		—		—		11,097,600		11,112,957
Variable rate (euros)		983,647		—		—		13,734,663		—		—		14,718,310		14,969,735
Variable rate (pesos)		55,384,990		8,456,465		8,435,081		6,991,763		10,600,586		6,989,516		96,858,401		96,135,647

Total variable rate debt		104,596,175		22,621,964		32,106,441		31,658,128		63,875,723		21,040,942		275,899,373		275,966,088

Total debt	Ps.	211,777,379	Ps.	123,198,629	Ps.	112,871,442	Ps.	125,320,439	Ps.	171,955,593	Ps.	1,204,903,800	Ps.	1,950,027,282	Ps.	2,036,457,122

Note: Numbers may not total due to rounding.

(1)
The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452 = U.S. $1.00; Ps. 0.1734 = 1.00 Japanese yen; Ps. 24.9586= 1.00 pound sterling; Ps. 6.399018 = 1.00 UDI; Ps. 21.1537 = 1.00 euro; and Ps. 19.4596= 1.00 Swiss Franc.

Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2018
(1)

	Year of expected maturity date
	2019		2020		2021		2022		2023		2024 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps	53,962,520	Ps	40,098,959	Ps	94,686,304	Ps	83,674,076	Ps	91,790,092	Ps	827,719,134	Ps	1,191,931,085	Ps.	1,084,252,622
Average interest rate (%)														5.8927%
Fixed rate (Japanese yen)		—		—		—		—		5,379,000		14,317,126		19,696,126		16,603,524
Average interest rate (%)														1.3484%
Fixed rate (pound sterling)		—		—		—		8,763,410		—		11,205,575		19,968,985		20,257,139
Average interest rate (%)														5.7248%
Fixed rate (pesos)		—		10,017,084		20,257,747		1,999,192		—		88,324,131		120,598,154		101,639,764
Average interest rate (%)														7.4872%
Fixed rate (UDIs)		19,386,459		4,999,710		4,066,182		—		—		31,275,418		59,727,769		51,079,974
Average interest rate (%)														2.7362%
Fixed rate (euros)		21,466,509		29,215,492		39,343,306		35,884,701		31,437,421		173,348,554		330,695,983		325,772,611
Average interest rate (%)														3.7123%
Fixed rate (Swiss francs)		5,991,035		11,966,770		3,001,116		—		7,264,850		—		28,223,771		27,916,889
Average interest rate (%)														1.8697%

Total fixed rate debt		100,806,523		96,298,015		161,354,655		130,321,379		135,871,363		1,146,189,938		1,770,841,873		1,627,522,522

Variable rate (U.S. dollars)		23,231,281		63,823,350		14,517,807		32,878,778		11,136,784		17,616,801		163,204,801		169,873,202
Variable rate (Japanese yen)		—		11,475,200		—		—		—		—		11,475,200		11,264,120
Variable rate (euros)		—		—		—		—		14,601,014		—		14,601,014		16,093,157
Variable rate (pesos)		34,322,574		18,352,215		8,456,465		8,407,405		6,968,237		12,220,826		88,727,722		88,624,217

Total variable rate debt		57,553,855		93,650,765		22,974,272		41,286,183		32,706,035		29,837,627		278,008,737		285,854,697

Total debt	Ps.	158,360,378	Ps.	189,948,780	Ps.	184,328,927	Ps.	171,607,562	Ps.	168,577,398	Ps.	1,176,027,565	Ps.	2,048,850,610	Ps.	1,913,377,218

Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00; Ps. 0.17930 = 1.00 Japanese yen; Ps. 25.0878 = 1.00 pound sterling; Ps. 6.226631 = 1.00 UDI; Ps. 22.5054 = 1.00 euro; and Ps. 19.9762 = 1.00 Swiss franc.

Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for
Purposes Other than Trading as of December 31, 2019(
1) (2)

	Year of expected maturity date
	2020		2021		2022		2023		2024		2025 Thereafter		Total Notional Amount		Fair Value (3)
Hedging instruments (2) (4)
Interest rate DFIs
Interest rate swaps (U.S. dollars)
Variable to fixed	Ps.	4,505,751	Ps.	4,463,405	Ps.	4,352,614	Ps.	4,219,019	Ps.	3,133,015	Ps.	2,308,537	Ps.	22,982,341	Ps.	(99,231)
Average pay rate		3.20%		3.22%		3.25%		3.37%		3.68%		4.13%		n.a.		n.a.
Average receive rate		3.00%		2.80%		2.94%		3.17%		3.67%		4.36%		n.a.		n.a.
Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars		27,352,677		35,146,769		33,626,604		43,975,261		25,095,682		141,792,559		306,989,551		(6,129,828)
Receive Japanese yen / Pay U.S. dollars		12,419,108		—		—		4,548,319		—		—		16,967,427		(1,087,602)
Receive pounds sterling / Pay U.S. dollars		—		—		9,204,373		—		—		11,149,951		20,354,324		516,780
Receive UDI/ Pay pesos		7,292,520		3,000,000		—		—		—		27,450,032		37,742,553		3,116,439
Receive Swiss francs/ Pay U.S. dollars		10,999,144		2,851,895		—		6,878,498		—		—		20,729,537		797,159
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen		—		—		—		—		—		13,881,133		13,881,133		123,244
Buy Call, Sell Call and Sell Put on euros		—		36,978,146		—		—		26,412,961		41,732,479		105,123,586		360,731
Sell Call on pound sterling		—		—		—		—		—		11,242,387		11,242,387		(81,137)
Sell Call on Swiss francs		—		—		—		7,116,252		—		—		7,116,252		(74,535)
Sell Call on Euros		—		—		12,678,221		13,734,740		—		40,147,701		66,560,662		(1,223,283)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452= U.S. $1.00 and Ps. 21.1537 = 1.00 euro.
(2)
PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for
Purposes Other than Trading as of December 31, 2018
(1) (2)

	Year of expected maturity date
	2019		2020		2021		2022		2023		2024 Thereafter		Total Notional Amount		Fair Value(3)
Hedging instruments(2)(4)
Interest rate DFIs
Interest rate swaps (U.S. dollars)
Variable to fixed	Ps.	4,692,574	Ps.	4,706,039	Ps.	4,661,811	Ps.	4,546,095	Ps.	4,406,561	Ps.	5,683,437	PS.	28,696,517	Ps.	644,746
Average pay rate		3.18%		3.20%		3.22%		3.25%		3.37%		3.74%		N.A.		N.A.
Average receive rate		4.22%		4.07%		3.94%		4.08%		4.40%		5.25%		N.A.		N.A.
Currency DFIs
Cross-currency swaps
Receive euros/Pay U.S. dollars		20,782,857		28,568,548		36,709,101		35,121,361		45,930,033		175,091,781		342,203,681		5,495,541
Receive Japanese yen/ Pay U.S. dollars		—		12,971,158		—		—		4,750,499		—		17,721,657		(1,112,629)
Receive pounds sterling/ Pay U.S. dollars		—		—		—		9,819,995		—		11,645,585		21,465,580		(297,318)
Receive UDI/ Pay pesos		23,740,341		7,292,520		3,000,000		—		—		27,450,032		61,482,893		(4,392,093)
Receive Swiss francs/ Pay U.S. dollars		6,466,978		11,488,074		2,978,666		—		7,184,259		—		28,117,977		486,310
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen		—		—		—		—		—		14,355,685		14,355,685		222,491
Buy Call, Sell Call and Sell Put on euros		—		—		39,497,823		13,542,111		14,670,620		99,308,812		167,019,366		165,458
Sell Call on pound sterling		—		—		—		—		—		11,296,695		11,296,695		(232,636)
Sell Call on Swiss francs		—		—		—		—		7,315,424		—		7,315,424		(183,093)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)	The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00 and Ps. 22.5054 = 1.00 euro.
(2)
PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.

(3)	Positive numbers represent a favorable fair value to PEMEX.
(4)	PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.
The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2019 and 2018 (DFIs are not included):

Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2019
(1)

			Year of expected maturity date
	Total Carrying Value		2020		2021		2022		2023		2024		2025 Thereafter		Total
Financial Liabilities
Suppliers		208,034,407		208,034,407		—		—		—		—		—		208,034,407
Accounts and accrued expenses Payable		26,055,151		26,055,151		—		—		—		—		—		26,055,151
Leases		68,148,627		11,424,336		9,982,471		9,507,408		9,493,269		9,361,805		62,776,808		112,546,097
Debt		1,983,174,088		312,757,186		222,227,670		205,355,068		213,879,603		254,613,606		2,104,560,030		3,313,393,163

Total	Ps.	2,285,412,273	Ps.	558,271,080	Ps.	232,210,141	Ps.	214,862,476	Ps.	223,372,872	Ps.	263,975,411	Ps.	2,167,336,838	Ps.	3,660,028,818
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2019 of: Ps. 18.8452 = U.S. $1.00; Ps. 0.1734 = 1.00 Japanese yen; Ps. 24.9586= 1.00 pound sterling; Ps. 6.399018 = 1.00 UDI; Ps. 21.1537 = 1.00 euro; and Ps. 19.4596= 1.00 Swiss franc.

Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2018
(1)

			Year of expected maturity date
	Total Carrying Value		2019		2020		2021		2022		2023		2024 Thereafter		Total
Financial Liabilities
Suppliers		149,842,712		149,842,712		—		—		—		—		—		149,842,712
Accounts and accrued expenses Payable		24,917,669		24,917,669		—		—		—		—		—		24,917,669
Debt		2,082,286,116		263,380,210		290,101,037		275,601,994		253,943,698		244,198,663		1,918,608,927		3,245,834,529

Total	Ps.	2,257,046,497	Ps.	438,140,591	Ps.	290,101,037	Ps.	275,601,994	Ps.	253,943,698	Ps.	244,198,663	Ps.	1,918,608,927	Ps.	3,420,594,910
Note: Numbers may not total due to rounding.
(1)
The information in this table has been calculated using exchange rates at December 31, 2018 of: Ps. 19.6829 = U.S. $1.00; Ps. 0.17930 = 1.00 Japanese yen; Ps. 25.0878 = 1.00 pound sterling; Ps. 6.226631 = 1.00 UDI; Ps. 22.5054 = 1.00 euro; and Ps. 19.9762 = 1.00 Swiss franc.

B.	Fair value of derivative financial instruments
PEMEX periodically evaluates its exposure to international hydrocarbon prices, interest rates and foreign currencies and uses derivative instruments as a mitigation mechanism when potential sources of market risk are identified.
PEMEX monitors the fair value of its DFI portfolio on a periodic basis. The fair value represents the price at which one party would assume the rights and obligations of the other, and is calculated for DFIs through models commonly used in the international financial markets, based on inputs obtained from major market information systems and price providers. Therefore, PEMEX does not have an independent third party to value its DFIs.
PEMEX calculates the fair value of its DFIs through the tools developed by its market information providers such as Bloomberg, and through valuation models implemented in software packages used to integrate all of PEMEX´s business areas and accounting, such as SAP (System Applications Products). PEMEX does not have policies to designate a calculation or valuation agent.
PEMEX’s DFI portfolio is composed primarily of swaps, for which fair value is estimated by projecting future cash flows and discounting them with the corresponding discount factor; for currency options, this is done through the Black and Scholes model, and for crude oil options, through the Levy model for Asian options.
According to IFRS 13 “Fair Value Measurement”, the MtM value of DFIs must reflect the creditworthiness of the parties. Consequently, the fair value of a DFI takes into account the risk that either party may default on its obligation. Due to the above, PEMEX applies the credit value adjustment (“CVA”) method to calculate the fair value of its DFIs.

Given that PEMEX’s hedges are cash flow hedges, their effectiveness is preserved regardless of variations in the underlying assets or reference variables since, through time, asset flows are fully offset by liabilities flows. Therefore, it is not necessary to measure or monitor the hedges’ effectiveness.
PEMEX’s assumptions and inputs considered in the calculation of the fair value of its DFIs fall under Level 2 of the fair value hierarchy for market participant assumptions.
Embedded derivatives
In accordance with established accounting policies, PEMEX has analyzed the different contracts that PEMEX has entered into and has determined that according to the terms thereof none of these agreements meet the criteria to be classified as embedded derivatives. Accordingly, as of December 31, 2019 and 2018, PEMEX did not recognize any embedded derivatives (foreign currency or index).
As of December 31, 2019 and 2018, PEMEX recognized a gain (loss) of Ps. 4,751,897 and Ps. (3,142,662), respectively, in the “Derivative financial instruments (cost) income, net” line item which resulted from changes in the fair value of the accounts receivable from the sale of hydrocarbons whose performance obligations have been met and whose determination of the final price is indexed to future prices of the hydrocarbons.
Accounting treatment
PEMEX enters into derivatives transactions with the sole purpose of hedging financial risks related to its operations, firm commitments, planned transactions and assets and liabilities recorded on its statement of financial position. Nonetheless, some of these transactions do not qualify for hedge accounting treatment because they do not meet the requirements of the accounting standards for designation as hedges. They are therefore recorded in the financial statements as instruments entered into for trading purposes, despite the fact that their cash flows are offset by the cash flows of the positions (assets or liabilities) to which they relate. As a result, the changes in their fair value are recognized in the “Derivative financial instruments (cost) income, net” line item in the consolidated statement of comprehensive income.
As of December 31, 2019 and 2018, the net fair value of PEMEX’s DFIs (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), recognized in the consolidated statement of financial position, was Ps. (5,153,841) and Ps. 6,487,032, respectively. As of December 31, 2019 and 2018, PEMEX did not have any DFIs designated as hedges.
The following table shows the fair values and notional amounts of PEMEX’s DFIs, including those with an open position and those that have matured but that have not been settled, which were designated as non-hedges
for accounting purposes and entered into for trading purposes as of December 31, 2019 and 2018. It should be noted that:

•	DFI’s fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg and PIP.

•
Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon
yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

		December 31, 2019		December 31, 2018
		Notional	Fair	Notional	Fair
DFI	POSITION	Amount	Value	Amount	Value
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar LIBOR + spread.	11,189,338	(79,096)	14,147,084	228,909
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar LIBOR + spread.	11,024,442	(9,181)	13,433,579	420,029
Cross-currency swaps	PEMEX pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	37,742,553	3,116,439	37,742,553	(237,428)
Cross-currency swaps	PEMEX pays fixed in pesos and receives notional in UDI.	—	—	23,740,341	(4,154,665)
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives floating in 6-month yen LIBOR + spread.	12,419,108	(1,403,975)	12,971,158	(1,532,612)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in Japanese yen.	4,548,319	316,373	4,750,499	419,983
Cross-currency swaps	PEMEX pays floating in 3-month U.S. dollar LIBOR + spread and receives floating in 3-month euro LIBOR + spread.	14,432,394	(523,552)	15,073,938	(122,974)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in euro.	292,557,157	(5,606,276)	327,129,743	5,618,515
Cross-currency swaps	PEMEX pays floating in 6-month U.S. dollar LIBOR + spread and receives fixed in pound sterling.	9,204,373	526,632	9,819,995	(2,573)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in pound sterling.	11,149,951	(9,852)	11,645,585	(294,745)
Cross-currency swaps	PEMEX pays fixed in U.S. dollar and receives fixed in CHF.	20,729,537	797,159	28,117,976	486,310
Currency Options	PEMEX Buy Put, Sell Put and Sell Call on Japanese yen	13,881,133	123,244	14,355,685	222,491
Currency Options	PEMEX Buy Call, Sell Call and Sell Put on euro	105,123,586	360,731	95,923,285	2,708,534
Currency Options	PEMEX Sell Call on pound sterling	11,242,387	(81,137)	11,296,695	(232,636)
Currency Options	PEMEX Sell Call on CHF	7,116,252	(74,535)	7,315,424	(183,093)
Currency Options	PEMEX Sell Call on euro	66,560,662	(1,223,283)	71,096,081	(2,543,075)
Natural gas swaps	PEMEX receives fixed.	—	—	(3,669)	136
Natural gas swaps	PEMEX receives floating.	—	—	3,622	(94)
Natural gas options	PEMEX Long Call.	—	—	989	4
Natural gas options	PEMEX Short Call.	—	—	(989)	(4)
Interest rate swaps	PEMEX pays fixed in U.S. dollar and receives floating in U.S. dollar LIBOR 1M.	768,561	(10,954)	1,115,854	(4,192)
Subtotal			(3,781,263)		796,821

	December 31, 2019		December 31, 2018
DFI	Volume (MMb)	Fair Value	Volume (MMb)	Fair Value
Crude Oil Options	85.05	(1,372,577)	111.68	5,690,212

		December 31, 2019		December 31, 2018
DFI	Market	Volume (MMb)	Fair value	Volume (MMb)	Fair value
Futures	Exchange traded	2.4	Ps.(124,835)	2.6	Ps. 441,954
Petroleum Products Swaps	Exchange traded	4.3	Ps.(318,410)	4.9	Ps. 760,603
Notes: Amounts may not total due to rounding.
(1)
The fair value of the Futures and the Petroleum Products Swaps was recognized as “Cash and cash equivalents” in the statement of financial position because PEMEX considered these financial assets to be fully liquid.

The exchange rate for U.S. dollars as of December 31, 2019 and 2018 was Ps. 18.8452 and Ps. 19.6829 per U.S. dollar, respectively. The exchange rate for euros as of December 31, 2019 and 2018 was Ps. 21.1537 and Ps. 22.5054 per euro, respectively.
For the years ended December 31, 2019, 2018 and 2017, PEMEX recognized a net (loss) gain of Ps. (23,263,923), Ps. (22,258,613) and Ps. 25,338,324, respectively, in the “Derivative financial instruments (cost) income, net” line item with respect to DFIs treated as instruments entered into for trading purposes.
The following table presents the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2019 and 2018:

	Derivatives assets Fair value
	December 31, 2019		December 31, 2018
Derivatives not designated as hedging instruments
Crude oil options	Ps.	—	Ps.	5,690,212
Currency options		559,751		2,931,025
Natural gas options		—		4
Cross-currency swaps		10,936,579		13,111,838
Natural gas swaps		—		260
Interest rate swaps		—		648,938
Others		—		—

Total derivatives not designated as hedging instruments		11,496,330		22,382,277

Total assets	Ps.	11,496,330	Ps.	22,382,277

	Derivatives liabilities Fair value
	December 31, 2019		December 31, 2018
Derivatives not designated as hedging instruments
Forwards	Ps.	—	Ps.	—
Crude oil options		(1,372,577)		—
Currency options		(75,776)		—
Natural gas options		—		(4)
Cross-currency swaps		(15,102,586)		(15,890,830)
Natural gas swaps		—		(218)
Interest rate swaps		(99,232)		(4,193)
Others		—		—

Total derivatives not designated as hedging instruments		(16,650,171)		(15,895,245)

Total liabilities	Ps.	(16,650,171)	Ps.	(15,895,245)

Net total	Ps.	(5,153,841)	Ps.	6,487,032

The following tables presents the net gain (loss) recognized in income on PEMEX’s DFIs for the years ended December 31, 2019, 2018 and 2017, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments (cost) income, net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31, 2019		December 31, 2018		December 31, 2017
Embedded derivatives	Ps.	4,751,897	Ps.	(3,142,662)	Ps.	—
Forwards		—		2,007,393		(1,976,241)
Futures		(1,460,990)		374,112		(779,950)
Crude oil options		(2,762,358)		2,329,051		(3,771,604)
Currency options		(2,447,050)		(2,210,301)		5,255,931
Natural gas options		49		185		673
Cross-currency swaps		(16,019,238)		(21,902,567)		27,747,290
Natural gas swaps		2		117		1,780
Interest rate swaps		(574,338)		286,059		(34,306)
Others		—		—		(1,105,249)

Total	Ps.	(18,512,026)	Ps.	(22,258,613)	Ps.	25,338,324